VictoryShares Hedged Equity Income ETF Investment Strategy - Class A Class C Class I Shares [Member] - VictoryShares Hedged Equity Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, has a policy to invest at least 80% of its assets in dividend paying domestic equity securities.The Fund uses a multi-strategy approach to achieve its principal investment strategy. First, it seeks income from long positions in U.S. dividend producing equity securities of any market capitalization size. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts on broad-based market indexes, such as the S&P 500® Index, Russell 2000® Index, or Nasdaq-100 Index, or exchange-traded funds (“ETFs”) that track such indexes or similar strategies Victory Capital Management Inc. (the “Adviser”) deems appropriate under market conditions.The Adviser screens potential investments to identify those securities with positive trailing 12-month profitability at the time of initial purchase. From this universe, the Adviser seeks to select portfolio securities with above-average dividend yields compared to the investable universe. The Adviser will make additional adjustments to the security selection based on factors such as liquidity and taxes.By implementing this multi-strategy approach, the Fund seeks to offer approximately 50% broad U.S. equity market exposure, while seeking income from its investments and maintaining a reduced correlation to the U.S. equity market.